OTHER INCOME AND EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Other income [Abstract]
Net foreign exchange gain	$ 52,538	$ 0	$ 0
Net gain on sale of available-for-sale investments	0	0	69,701
Other income	52,538	0	69,701
Other expenses [abstract]
Net foreign exchange loss	0	(619)	0
Included in corporate and administrative expenses [Abstract]
Depreciation of plant and equipment	(1,259)	(1,133)	(5,426)
Included in exploration and evaluation expenses [Abstract]
Impairment of exploration and evaluation asset	0	(39,251)	0
Depreciation and impairment	(1,259)	(40,384)	(5,426)
Included in corporate and administrative expenses [Abstract]
Wages, salaries and fees	(1,407,045)	(205,853)	(67,555)
Defined contribution plans	(18,876)	(14,179)	(6,418)
Other employee benefits	(66,735)	0	0
Included in exploration and evaluation expenses [Abstract]
Wages, salaries and fees	(242,249)	(138,025)	(29,981)
Defined contribution plans	0	0	(2,848)
Termination payments	0	0	(3,190)
Included in business development expenses [Abstract]
Wages, salaries and fees	0	(79,223)	(99,164)
Defined contribution plans	0	0	(4,578)
Termination payments	0	0	(3,190)
Included in share-based payments:
Share based payments	(1,172,164)	(861,973)	72,471
Employee benefits expense (including key management personnel)	$ (2,907,069)	$ (1,299,253)	$ (144,453)